Accounting Policies - Schedule of Useful Life of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2025
Patents [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	10 years
Bottom of range [Member] | Customer relationship, backlog and distribution rights [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	1 year
Bottom of range [Member] | Acquired technology [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	2 years
Top of range [Member] | Customer relationship, backlog and distribution rights [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	10 years
Top of range [Member] | Acquired technology [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	7 years